PROVISION FOR INCOME TAXES (Details Narrative) $ in Millions		12 Months Ended
	Mar. 21, 2018 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Estimated assessable profits	$ 2	$ (1,089,458)		$ (417,862)
Profit tax rates	8.25%
Flat tax rate percent	16.50%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Estimated assessable profits	$ 2
Profit tax rates	16.50%